IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600


Integrated ARROs Fund I (the "Fund")

October, 2004

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2004. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                             Integrated ARROs Fund I
                        Statement of Financial Condition
                                  June 30, 2004
                                   (unaudited)



Assets

Cash and Cash Equivalents                                             $  298,927

Investments in payment obligations, at minimum
termination value (cost $2,302,742)                                    8,853,535
                                                                      ----------

Total Assets                                                           9,152,462
                                                                      ==========

Liabilities

Distributions Payable                                                    298,927
                                                                      ----------

Net Assets                                                            $8,853,535
                                                                      ==========

Net Asset Value per unit (2,771 units outstanding)                    $ 3,195.07
                                                                      ==========


                        See notes to financial statements

                             Integrated ARROs Fund I
                             Statement of Operations
                         Six Months Ended June 30, 2004
                                   (unaudited)



Investment Income:

    Interest and discount earned, net of fund expenses                  $746,506
                                                                        ========



                                      See notes to financial statements

                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                                  June 30, 2004
                                   (unaudited)



Increase in net assets from operations:


Net investment income                                               $   746,506
                                                                    -----------

Net increase in net assets resulting from operations                    746,506

Total declared as distributions to Unit Holders                        (622,746)
                                                                    -----------

Net increase in net assets                                              123,760

Net assets:

Beginning of period                                                   8,729,775
                                                                    -----------

End of period                                                       $ 8,853,535
                                                                    ===========


                       See notes to financial statements

                             Integrated ARROs Fund I
           Schedule of Selected Per Unit Operating Performance, Ratios
                             and Supplemental Data


                                                            Six Months Ended               Year Ended
                                                             June 30, 2004              December 31, 2003
                                                              (unaudited)                  (audited)
                                                            ----------------            -----------------
Per Unit Operating Performance


Net asset value, beginning of period                          $  3,150.41                  $  3,604.93

Net investment income                                              269.40                       872.44

Distributions                                                     (224.74)                   (1,326.96)
                                                              -----------                  -----------
Net asset value, end of period                                $  3,195.07                  $  3,150.41
                                                              ===========                  ===========

Total investment return                                       $    269.40                     $ 872.44
                                                              ===========                  ===========

Ratios/Supplemental Data

Net assets, end of period                                     $ 8,853,535                  $ 8,729,775

Ratio of expenses to average net assets                             0.45%                        0.41%

Ratio of net investment income to average
net assets                                                          8.49% (1)                   25.83%

Portfolio turnover rate                                               N/A                          N/A

(1) Not annualized.

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2003, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.




3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $39,859 in expenses from the proceeds of the January 2004 through June 2004 payment obligations received.

5.   DISTRIBUTION PAYABLE

     The Trustee declared a $298,927 ($107.88 per unit) distribution payable to unitholders of record as of June 30, 2004. Such distribution was paid on July 15, 2004.

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                 June 30, 2004

                                                                                                    Discount To
                                                                                                   Arrive at Lower
Partnership /                                                                                   of Fair Market Value
Date Payment                                                 Original    Simple                      or Minimum
Obligation                   Property          Type of       Principal   Interest    Accrued        Termination
 Incurred       Lessee       Location(s)       Property       Amount      Rate       Interest          Amount
------------------------------------------------------------------------------------------------------------------

Walando         Walgreen     Orlando, FL       Office/       $820,000    13.0%     $1,318,955         $1,108,781
03/18/81        Company                        Warehouse
                                               Building


Santex (2)      Albertson's  Venice, FL        Retail         570,000    17.0%        975,482            671,157
07/01/81        Inc.         Livermore, CA     Facilities


Lando           Albertson's  Portland, OR      Retail         783,451    16.0%      1,905,998          1,564,307
10/21/81        Inc.         Orlando, FL       Facilities
(amended                     Huntsville, AL
04/15/82)


Denville        Xerox        Lewisville, TX    Plant          963,048    15.0%      2,400,339          2,091,823
12/22/81        Corporation                    Facility
(amended
01/27/84)


Elway           Safeway      Billings, MT      Retail       1,429,042    18.5%      4,019,896          3,097,808
03/18/82        Stores, Inc. Fort Worth, TX    Facilities          (4)
                             Aurora, CO
                             Mamoth Lakes, CA


Walcreek        Hercules     Walnut Creek,     Office       1,306,709    18.5%      2,495,679          1,601,188
08/01/82        Credit Inc.  CA                Building
(amended        (3)
06/29/83,
12/3/84)
                                                           ----------              -----------        -----------
                                                           $5,872,250              $13,116,349        $10,135,064
                                                           ==========              ===========        ===========

                                    Lower of
Partnership /                   Fair Market Value
Date Payment      Periodic         or Minimum
Obligation     Payment During     Termination
 Incurred     Primary Term (1)      Amount
----------------------------------------------

Walando         5/1/96-4/1/06       $1,030,174
03/18/81        $11,883/mo



Santex (2)      9/1/96-8/1/06          874,325
07/01/81        $13,342/mo


Lando           7/1/97-1/1/07        1,125,142
10/21/81         $62,656/semi
(amended
04/15/82)


Denville        8/1/98-7/1/08        1,271,564
12/22/81        $12,038/mo
(amended
01/27/84)


Elway           7/1/97-6/1/07        2,351,130
03/18/82        $22,027/mo (4)              (4)




Walcreek       10/1/97-9/1/07        2,201,200
08/01/82        $30,155/mo
(amended
06/29/83,
12/3/84)
                                     ----------
                                     $8,853,535
                                     ==========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Hercules Incorporated
(4) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 2004 THROUGH JUNE 30, 2004

                 ACCRUED                           ACCRUED                          ACCRUED                           ACCRUED
  DATE           INTEREST           DATE           INTEREST          DATE           INTEREST           DATE           INTEREST
---------       ----------        ---------       ----------       ---------       ----------       ---------        ----------
01-Jan-04       13,141,870        23-Feb-04       13,194,255       16-Apr-04       13,157,194       08-Jun-04        13,057,477
02-Jan-04       13,144,547        24-Feb-04       13,196,931       17-Apr-04       13,159,870       09-Jun-04        13,060,153
03-Jan-04       13,147,223        25-Feb-04       13,199,607       18-Apr-04       13,162,546       10-Jun-04        13,062,829
04-Jan-04       13,149,899        26-Feb-04       13,202,283       19-Apr-04       13,165,222       11-Jun-04        13,065,505
05-Jan-04       13,152,575        27-Feb-04       13,204,959       20-Apr-04       13,167,898       12-Jun-04        13,068,181
06-Jan-04       13,155,251        28-Feb-04       13,207,635       21-Apr-04       13,170,574       13-Jun-04        13,070,857
07-Jan-04       13,157,927        29-Feb-04       13,210,311       22-Apr-04       13,173,250       14-Jun-04        13,073,533
08-Jan-04       13,160,603        01-Mar-04       13,123,542       23-Apr-04       13,175,926       15-Jun-04        13,076,209
09-Jan-04       13,163,279        02-Mar-04       13,126,218       24-Apr-04       13,178,602       16-Jun-04        13,078,885
10-Jan-04       13,165,955        03-Mar-04       13,128,894       25-Apr-04       13,181,278       17-Jun-04        13,081,561
11-Jan-04       13,168,631        04-Mar-04       13,131,570       26-Apr-04       13,183,954       18-Jun-04        13,084,237
12-Jan-04       13,171,307        05-Mar-04       13,134,246       27-Apr-04       13,186,630       19-Jun-04        13,086,913
13-Jan-04       13,173,983        06-Mar-04       13,136,922       28-Apr-04       13,189,306       20-Jun-04        13,089,589
14-Jan-04       13,176,659        07-Mar-04       13,139,598       29-Apr-04       13,191,982       21-Jun-04        13,092,265
15-Jan-04       13,179,335        08-Mar-04       13,142,274       30-Apr-04       13,194,658       22-Jun-04        13,094,941
16-Jan-04       13,182,011        09-Mar-04       13,144,950       01-May-04       13,107,889       23-Jun-04        13,097,617
17-Jan-04       13,184,687        10-Mar-04       13,147,626       02-May-04       13,110,565       24-Jun-04        13,100,293
18-Jan-04       13,187,363        11-Mar-04       13,150,302       03-May-04       13,113,241       25-Jun-04        13,102,969
19-Jan-04       13,190,039        12-Mar-04       13,152,978       04-May-04       13,115,917       26-Jun-04        13,105,645
20-Jan-04       13,192,715        13-Mar-04       13,155,654       05-May-04       13,118,593       27-Jun-04        13,108,321
21-Jan-04       13,195,391        14-Mar-04       13,158,330       06-May-04       13,121,269       28-Jun-04        13,110,997
22-Jan-04       13,198,067        15-Mar-04       13,161,006       07-May-04       13,123,945       29-Jun-04        13,113,673
23-Jan-04       13,200,743        16-Mar-04       13,163,682       08-May-04       13,126,621       30-Jun-04        13,116,349
24-Jan-04       13,203,419        17-Mar-04       13,166,358       09-May-04       13,129,297
25-Jan-04       13,206,095        18-Mar-04       13,169,034       10-May-04       13,131,973
26-Jan-04       13,208,771        19-Mar-04       13,171,710       11-May-04       13,134,649
27-Jan-04       13,211,447        20-Mar-04       13,174,386       12-May-04       13,137,325
28-Jan-04       13,214,123        21-Mar-04       13,177,062       13-May-04       13,140,001
29-Jan-04       13,216,799        22-Mar-04       13,179,738       14-May-04       13,142,677
30-Jan-04       13,219,475        23-Mar-04       13,182,414       15-May-04       13,145,353
31-Jan-04       13,222,151        24-Mar-04       13,185,090       16-May-04       13,148,029
01-Feb-04       13,135,382        25-Mar-04       13,187,766       17-May-04       13,150,705
02-Feb-04       13,138,058        26-Mar-04       13,190,442       18-May-04       13,153,381
03-Feb-04       13,140,734        27-Mar-04       13,193,118       19-May-04       13,156,057
04-Feb-04       13,143,410        28-Mar-04       13,195,794       20-May-04       13,158,733
05-Feb-04       13,146,086        29-Mar-04       13,198,470       21-May-04       13,161,409
06-Feb-04       13,148,762        30-Mar-04       13,201,146       22-May-04       13,164,085
07-Feb-04       13,151,438        31-Mar-04       13,203,822       23-May-04       13,166,761
08-Feb-04       13,154,114        01-Apr-04       13,117,053       24-May-04       13,169,437
09-Feb-04       13,156,790        02-Apr-04       13,119,729       25-May-04       13,172,113
10-Feb-04       13,159,466        03-Apr-04       13,122,405       26-May-04       13,174,789
11-Feb-04       13,162,142        04-Apr-04       13,125,081       27-May-04       13,177,465
12-Feb-04       13,164,818        05-Apr-04       13,127,757       28-May-04       13,180,141
13-Feb-04       13,167,494        06-Apr-04       13,130,433       29-May-04       13,182,817
14-Feb-04       13,170,170        07-Apr-04       13,133,109       30-May-04       13,185,493
15-Feb-04       13,172,846        08-Apr-04       13,135,785       31-May-04       13,188,170
16-Feb-04       13,175,522        09-Apr-04       13,138,461       01-Jun-04       13,038,745
17-Feb-04       13,178,198        10-Apr-04       13,141,137       02-Jun-04       13,041,421
18-Feb-04       13,180,874        11-Apr-04       13,143,814       03-Jun-04       13,044,097
19-Feb-04       13,183,550        12-Apr-04       13,146,490       04-Jun-04       13,046,773
20-Feb-04       13,186,226        13-Apr-04       13,149,166       05-Jun-04       13,049,449
21-Feb-04       13,188,903        14-Apr-04       13,151,842       06-Jun-04       13,052,125
22-Feb-04       13,191,579        15-Apr-04       13,154,518       07-Jun-04       13,054,801


                             INTEGRATED ARROS FUND I
                             -----------------------
                           FORM N-CSR/S JUNE 30, 2004
                           --------------------------

       CERTIFICATIONS UNDER SECTION 302 AND 906 OF THE SARBANES OXLEY ACT

     I, Richard J McCready, certify that:

1.   I have  reviewed  this report on Form N-CSR/S of Integrated Arros Fund I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 15, 2004
                                                       /s/ Richard J. McCready
                                                       -----------------------
                                                       Richard J. McCready
                                                       President, Secretary
                                                       and Director

                       INTEGRATED INTEGRATED ARROS FUND I
                       ----------------------------------
                           FORM N-CSR/s JUNE 30, 2004
                           --------------------------

       CERTIFICATIONS UNDER SECTION 302 AND 906 OF THE SARBANES OXLEY ACT

     I, Steven B. Kauff, certify that:

1.   I have  reviewed  this report on Form N-CSR/S of Integrated Arros Fund I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(C) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

          b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: October 15, 2004                                /s/ Steven B. Kauff
                                                      -------------------------
                                                      Steven B. Kauff
                                                      Vice President, Treasurer
                                                      and Director